Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	sfvpt_SupplementTextBlock

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 2, 2018 to the Prospectus dated May 1, 2018 and as supplemented as of May 23, 2018 of State Farm Variable Product Trust (the “Prospectus”).

On September 14, 2018, shareholders of the Stock and Bond Balanced Fund (the “Fund”), a series of State Farm Variable Product Trust, approved (i) the elimination of the Fund’s fundamental investment restriction on investments, which provides that the Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Fund into the BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Acquiring Fund”). The reorganization is expected to occur on October 26, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the Acquiring Fund. To prepare for the reorganization of the Fund, BlackRock Advisors, LLC has requested that the Fund sell all of its existing holdings of the Large Cap Equity Index Fund and the Bond Fund and invest the sales proceeds using investment strategies substantially similar to those used by the Acquiring Fund. During the period October 1, 2018, through October 26, 2018, the Fund may deviate from its principal investment strategies and may follow the investment strategies of the Acquiring Fund, as set out in the current prospectus of the Acquiring Fund. The Acquiring Fund invests in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity, fixed income and alternative securities market indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares® ETFs.

State Farm Stock and Bond Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfvpt_SupplementTextBlock

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 2, 2018 to the Prospectus dated May 1, 2018 and as supplemented as of May 23, 2018 of State Farm Variable Product Trust (the “Prospectus”).

On September 14, 2018, shareholders of the Stock and Bond Balanced Fund (the “Fund”), a series of State Farm Variable Product Trust, approved (i) the elimination of the Fund’s fundamental investment restriction on investments, which provides that the Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Fund into the BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Acquiring Fund”). The reorganization is expected to occur on October 26, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the Acquiring Fund. To prepare for the reorganization of the Fund, BlackRock Advisors, LLC has requested that the Fund sell all of its existing holdings of the Large Cap Equity Index Fund and the Bond Fund and invest the sales proceeds using investment strategies substantially similar to those used by the Acquiring Fund. During the period October 1, 2018, through October 26, 2018, the Fund may deviate from its principal investment strategies and may follow the investment strategies of the Acquiring Fund, as set out in the current prospectus of the Acquiring Fund. The Acquiring Fund invests in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity, fixed income and alternative securities market indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares® ETFs.